MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022
1
The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean
Shares Security Description Value
Common Stock - 97.7%
Communication Services - 0.6%
3,000 Verizon Communications, Inc. $ 159,690
Consumer Discretionary - 18.6%
50,000 El Pollo Loco Holdings, Inc.
(a)
667,000
25,000 H&R Block, Inc. 571,500
7,500 Hasbro, Inc. 693,600
25,000 Tapestry, Inc. 948,750
4,500 Target Corp. 991,935
6,000 Williams-Sonoma, Inc. 963,240
4,836,025
Consumer Staples - 9.9%
6,574 Alico, Inc. 236,467
4,000 Brown-Forman Corp. 250,560
11,500 General Mills, Inc. 789,820
1,000 Kimberly-Clark Corp. 137,650
5,000 The Coca-Cola Co. 305,050
2,500 The Procter & Gamble Co. 401,125
9,000 Walgreens Boots Alliance, Inc. 447,840
2,568,512
Energy - 2.9%
10,500 ONEOK, Inc. 637,140
1,500 Phillips 66 127,185
764,325
Financials - 7.1%
7,500 CB Financial Services, Inc. 182,775
8,500 Equitable Holdings, Inc. 285,940
13,000 MetLife, Inc. 871,780
17,500 Old Republic International Corp. 448,525
2,500 Rocket Cos., Inc.
(a)
31,600
2,500 William Penn Bancorp 31,550
1,852,170
Health Care - 13.3%
5,500 AbbVie, Inc. 752,895
2,000 Bristol-Myers Squibb Co. 129,780
1,000 Eli Lilly & Co. 245,390
11,500 Hologic, Inc.
(a)
807,760
4,500 Merck & Co., Inc. 366,660
6,000 Organon & Co. 191,460
3,500 PerkinElmer, Inc. 602,595
3,000 Zimmer Biomet Holdings, Inc. 369,060
3,465,600
Industrials - 21.3%
3,500 Aerojet Rocketdyne Holdings,
Inc.
(a)
135,065
5,500 Curtiss-Wright Corp. 730,345
10,000 Douglas Dynamics, Inc. 365,300
8,500 Emerson Electric Co. 781,575
6,000 Fortune Brands Home & Security,
Inc. 565,020
17,500 Healthcare Services Group, Inc. 318,325
3,000 Hubbell, Inc. 561,870
11,750 Hyster-Yale Materials Handling,
Inc. 527,457
15,000 MillerKnoll, Inc. 579,300
2,000 Science Applications International
Corp. 164,060
9,400 The Gorman-Rupp Co. 377,034
5,000 Westinghouse Air Brake
Technologies Corp. 444,500
5,549,851
Shares Security Description Value
Information Technology - 19.0%
500 Azenta, Inc. $ 42,170
3,500 Badger Meter, Inc. 354,095
15,500 Canon, Inc., ADR 367,660
5,250 Citrix Systems, Inc. 535,185
4,000 Cognizant Technology Solutions
Corp., Class A 341,680
12,500 Corning, Inc. 525,500
2,500 F5, Inc.
(a)
519,050
12,500 II-VI, Inc.
(a)
792,500
2,500 International Business Machines
Corp. 333,925
9,000 Seagate Technology Holdings PLC 964,350
1,000 Texas Instruments, Inc. 179,490
4,955,605
Materials - 3.0%
4,000 Corteva, Inc. 192,320
6,250 Newmont Corp. 382,313
22,500 Universal Stainless & Alloy
Products, Inc.
(a)
196,875
771,508
Utilities - 2.0%
7,000 National Fuel Gas Co. 425,110
1,000 WEC Energy Group, Inc. 97,040
522,150
Total Common Stock (Cost $19,141,792) 25,445,436
Shares Security Description Value
Money Market Fund - 1.5%
397,093 First American
Treasury Obligations
Fund, Class X, 0.01%
(b)
(Cost $397,093) 397,093
Investments, at value - 99.2% (Cost $19,538,885) $ 25,842,529
Other Assets & Liabilities, Net - 0.8% 207,932
Net Assets - 100.0% $ 26,050,461
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of January 31,
2022.

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022
2
between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 25,445,436
Level 2 - Other Significant Observable Inputs 397,093
Level 3 - Significant Unobservable Inputs –
Total $ 25,842,529